Stock-Based Compensation (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2025	Dec. 31, 2024
Stock-Based Compensation [Abstract]
Schedule of Awards with Market-Based Conditions

The following table summarizes our awards with market-based conditions:

	Number of Shares	Weighted Average Grant-Date Fair Value
Beginning of period	—	—
Granted	120,000	$40.00
Vested	—	—
Cancelled	—	—
End of period	120,000	$40.00

The following table summarizes our awards with market-based conditions:

	Number of Shares	Weighted Average Grant-Date Fair Value
Beginning of period	—	—
Granted	120,000	$0.80
Vested	—	—
Cancelled	—	—
End of period	120,000	$0.80